Organization and Principal Activities (Details) - USD ($)	Nov. 24, 2023	Jun. 30, 2024	Dec. 31, 2023
Organization and Principal Activities [Line Items]
Issued share capital par value	$ 0.0001
Ordinary shares par value		$ 0.001	$ 0.001
Ordinary shares dividend (in Dollars)	$ 20,200
Ordinary shares dividend (in Shares)	20,000,000
Preferred shares (in Shares)	2,000,000
Preferred shares par value	$ 0.0001
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value	0.001
Share Consolidation [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value	$ 0.001